                          Supplement Dated May 1, 2003
                                       to
                         Prospectuses Dated May 1, 2002

                                       For

                Pilot Classic and Pilot Elite Variable Annuities
                ISSUED BY: JPF Variable Annuity Separate Account,

                                       And

                           Allegiance Variable Annuity
               ISSUED BY: JPF Variable Annuity Separate Account II

                                       Of

                   Jefferson Pilot Financial Insurance Company


This Supplement updates certain information contained in your Prospectus. Please read it and keep it with your Prospectus for future reference.

Effective May 1, 2003, The Strategic Growth Portfolio of Jefferson Pilot Variable Fund, Inc. has been renamed the Strategic Growth Portfolio. The sub-investment manager has been replaced by T. Rowe Price Associates, Inc.

Effective May 1, 2003, the sub-investment manager for The International Equity Portfolio of Jefferson Pilot Variable Fund, Inc. has been replaced by Marisco Capital Management, LLC.




                   JEFFERSON PILOT FINANCIAL INSURANCE COMPANY
                                ONE GRANITE PLACE
                          CONCORD, NEW HAMPSHIRE 03301
                            (800) 258-3648, EXT. 5394